Investment Strategy	Jun. 24, 2025
Aptus International Enhanced Yield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its objective through a combination of equity securities and total return swaps. The Fund invests primarily in a portfolio of other ETFs that invest in equity securities of non-U.S. (international) companies in developed and emerging markets throughout the world (the “Equity Strategy”) and invests the remainder of its assets in total return swaps (the “Total Return Swaps Strategy”). The Adviser may actively and frequently purchase and sell investments for the Fund.
Equity Strategy
Through its Equity Strategy, under normal circumstances, the Fund invests at least 80% of its assets in other ETFs that invest in the equity securities of non-U.S. companies. The Fund may also invest in common stocks and depositary receipts as part of its Equity Strategy, although such depositary receipts will generally comprise less than 20% of the Fund’s net assets.
Aptus Capital Advisors, LLC, the Fund’s investment adviser (“Aptus” or the “Adviser”), generally expects to expose the Fund to a mix of developed and emerging markets. The Fund’s Equity Strategy seeks exposure to mid- and large-capitalization stocks. Aptus selects the ETFs in which the Fund invests based on a variety of characteristics, including the particular geographic exposure provided by the portfolio of securities held by the ETF, the cost to invest in and trade the ETF’s shares, and the size of the ETF, among others. Aptus selects the individual common stocks and depositary receipts in which the Fund invests based on a company’s fundamental and momentum characteristics to try to identify attractive opportunities for growth.
Total Return Swaps Strategy
The Fund invests in total return swaps that implement a systematic trading strategy (STS), with the primary goal of increasing the Fund’s total return. A total return swap is an agreement whereby one party contracts to make periodic payments to another party based on the change in market value of certain underlying assets (or trading strategy) in exchange for receiving periodic payments from the other party based on a fixed or variable interest rate or the total return of other underlying assets. An STS implemented by a total return swap is a rules-based investment approach to making trade decisions based on pre-established parameters. The Fund may invest in total return swaps that employ STSs using a combination of options and/or futures contracts on equity indexes, fixed income indexes, and/or volatility indexes (e.g., the CBOE Volatility Index, also known as “VIX”). Trading in these instruments may include selling (writing) and/or purchasing put or call options and/or entering into long or short futures contracts to implement the desired exposures in-line with the STS parameters.
The Fund may hold Treasury Bills to provide a return on cash used as collateral for the total return swaps.
The Fund seeks to maintain relatively stable quarterly distributions at a rate that is approximately double the distribution rate of its broad-based securities market benchmark, the MSCI AC World Index ex USA (Net). Although the Adviser will target this distribution rate, the Fund’s actual distribution rate will be based on a combination of dividends generated by the Fund’s underlying equity portfolio, the appreciation of the Fund’s equity holdings, and income from U.S. Government securities. As a result, the amount of income earned by the Fund will vary from quarter-to-quarter, and the Fund may pay out a return of capital to meet those targets if quarterly distributions exceed the current income generated by the Fund. In addition, the Fund does not guarantee and there can be no assurance that distributions will always be paid or will be paid at a relatively stable level in line with the Adviser’s internal targets.

Strategy Portfolio Concentration [Text]	Through its Equity Strategy, under normal circumstances, the Fund invests at least 80% of its assets in other ETFs that invest in the equity securities of non-U.S. companies. The Fund may also invest in common stocks and depositary receipts as part of its Equity Strategy, although such depositary receipts will generally comprise less than 20% of the Fund’s net assets.
Aptus Enhanced Yield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives through a combination of fixed income securities and total return swaps. The Fund invests primarily in U.S. Treasury Bills, U.S. Treasury Notes, and the securities of U.S. government-sponsored entities (“GSEs”) (the “Fixed Income Strategy”) and invests the remainder of its assets in total return swaps (the “Total Return Swap Strategy”). The Adviser may actively and frequently purchase and sell investments for the Fund.
Fixed Income Strategy
Through its Fixed Income Strategy, under normal market conditions, the Fund invests at least 80% of its assets in U.S. government securities, including U.S. Treasury securities, as well as securities of GSEs.
The Fund typically invests in U.S. Treasury Bills and U.S. Treasury Notes with maturities lower in duration but between about one month and twenty years. The investment technique used by the Fund to build exposure to a portfolio of bonds with various maturities is called a bond ladder. Bond ladders may reduce exposure to volatile securities and manage some potential risks from changing interest rates; however, such outcomes are not guaranteed. Duration is a measure of a security’s price sensitivity to changes in yields or interest rates and a lower duration indicates less sensitivity to interest rates. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. The Fund will generally reinvest the principal and interest amounts in corresponding Treasury bills, notes, or bonds, respectively, that have the furthest away maturity date in the bond ladder.
The Fund may also invest in securities issued by GSEs, such as the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Home Loan Banks (“FHLBanks”), and Federal Agricultural Mortgage Corporation (“Farmer Mac”).
Total Return Swaps Strategy
The Fund invests in total return swaps that implement a systematic trading strategy (STS), with the primary goal of increasing the Fund’s total return. A total return swap is an agreement whereby one party contracts to make periodic payments to another party based on the change in market value of certain underlying assets (or trading strategy) in exchange for receiving periodic payments from the other party based on a fixed or variable interest rate or the total return of other underlying assets. An STS implemented by a total return swap is a rules-based investment approach to making trade decisions based on pre-established parameters. The Fund may invest in total return swaps that employ STSs using a combination of options and/or futures contracts on equity indexes, fixed income indexes, and/or volatility indexes (e.g., the CBOE Volatility Index, also known as “VIX”). Trading in these instruments may include selling (writing) and/or purchasing put or call options and/or entering into long or short futures contracts to implement the desired exposures in-line with the STS parameters.
The Fund may hold Treasury Bills to provide a return on cash used as collateral for the total return swaps.
The Fund seeks to maintain relatively stable monthly distributions at a rate that is approximately between 5% and 12%. Although the Adviser will target this distribution rate, the Fund’s actual distribution rate will be based on the income from U.S. Government securities. As a result, the amount of income earned by the Fund will vary from month-to-month, and the Fund may pay out a return of capital to meet those targets if monthly distributions exceed the current income generated by the Fund. In addition, the Fund does not guarantee and there can be no assurance that distributions will always be paid or will be paid at a relatively stable level in line with the Adviser’s internal targets.

Strategy Portfolio Concentration [Text]	Through its Fixed Income Strategy, under normal market conditions, the Fund invests at least 80% of its assets in U.S. government securities, including U.S. Treasury securities, as well as securities of GSEs.
Aptus Large Cap Enhanced Yield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through a combination of equity securities and total return swaps. The Fund invests primarily in U.S.-listed large-cap equity securities and in U.S. large-cap ETFs (the “Equity Strategy”) and invests the remainder of its assets in total return swaps (the “Total Return Swaps Strategy”). The Fund considers a large cap company to be one with a market capitalization that, at the time of purchase, is within with the capitalization range of the S&P 500 Index. As of April 30, 2025 the market capitalization range represented by companies in the S&P 500 Index was approximately $5.62 billion to $3.19 trillion. The Adviser may actively and frequently purchase and sell investments for the Fund.
Equity Strategy
Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in equity securities of large cap companies and in U.S. large-cap ETFs. For purposes of such policy, the Fund considers equity securities to include U.S.-listed common stocks, American Depositary Receipts (“ADRs”), and real estate investment trusts (“REITs”).
Aptus Capital Advisors, LLC, the Fund’s investment adviser (“Aptus” or the “Adviser”), generally selects equity securities for the Fund based on an analysis of each company’s fundamental characteristics to try to identify attractive opportunities. In selecting U.S.-listed large cap stocks for the Fund, the Adviser uses an allocation method based on market capitalization, liquidity, and prospects for future price appreciation (i.e., prospects for future price appreciation as having the potential to grow revenue, earnings, or free cash flow).
Total Return Swaps Strategy
The Fund invests in total return swaps that implement a systematic trading strategy (STS), with the primary goal of increasing the Fund’s total return. A total return swap is an agreement whereby one party contracts to make periodic payments to another party based on the change in market value of certain underlying assets (or trading strategy) in exchange for receiving periodic payments from the other party based on a fixed or variable interest rate or the total return of other underlying assets. An STS implemented by a total return swap is a rules-based investment approach to making trade decisions based on pre-established parameters. The Fund may invest in total return swaps that employ STSs using a combination of options and/or futures contracts on equity indexes, fixed income indexes, and/or volatility indexes (e.g., the CBOE Volatility Index, also known as “VIX”). Trading in these instruments may include selling (writing) and/or purchasing put or call options and/or long or short futures contracts to implement the desired exposures in-line with the STS parameters.
The Fund may hold Treasury Bills to provide a return on cash used as collateral for the total return swaps.
The Fund seeks to maintain relatively stable quarterly distributions at a rate that is approximately double the distribution rate of its broad-based securities market benchmark, the S&P 500 Index. Although the Adviser will target this distribution rate, the Fund’s actual distribution rate will be based on a combination of dividends generated by the Fund’s underlying equity portfolio, the appreciation of the Fund’s equity holdings, and income from U.S. Government securities. As a result, the amount of income earned by the Fund will vary from quarter-to-quarter, and the Fund may pay out a return of capital to meet those targets if quarterly distributions exceed the current income generated by the Fund. In addition, the Fund does not guarantee and there can be no assurance that distributions will always be paid or will be paid at a relatively stable level in line with the Adviser’s internal targets.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in equity securities of large cap companies and in U.S. large-cap ETFs. For purposes of such policy, the Fund considers equity securities to include U.S.-listed common stocks, American Depositary Receipts (“ADRs”), and real estate investment trusts (“REITs”).